UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-21674
Nuveen Equity Premium Opportunity Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Jessica R. Droeger—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2006
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Equity Premium Opportunity Fund (JSN)
September 30, 2006

Shares	Description				Value

	Common Stocks – 97.6%

	Aerospace & Defense – 2.2%

79,265	Boeing Company				$6,250,045
133,500	Honeywell International Inc.				5,460,150
26,000	Lockheed Martin Corporation				2,237,560
43,600	Northrop Grumman Corporation				2,967,852
46,500	Raytheon Company				2,232,465
108,100	United Technologies Corporation				6,848,135

	Total Aerospace & Defense				25,996,207

	Air Freight & Logistics – 0.6%

99,300	United Parcel Service, Inc., Class B				7,143,642

	Airlines – 0.2%

93,200	AMR Corporation-DEL, (1)				2,156,648

	Automobiles – 0.6%

233,032	Ford Motor Company				1,885,229
82,581	General Motors Corporation				2,746,644
35,100	Harley-Davidson Inc., (1)				2,202,525

	Total Automobiles				6,834,398

	Beverages – 1.1%

176,250	Coca-Cola Company				7,874,850
85,600	PepsiCo, Inc.				5,586,256

	Total Beverages				13,461,106

	Biotechnology – 2.3%

114,150	Amgen Inc., (1)				8,165,150
122,150	Biogen Idec Inc., (1)				5,457,662
51,036	Genentech, Inc., (1)				4,220,677
48,100	Genzyme Corporation, (1)				3,245,307
93,100	Gilead Sciences, Inc., (1)				6,395,970
13,534	Sepracor Inc., (1)				655,587

	Total Biotechnology				28,140,353

	Capital Markets – 2.1%

38,820	American Capital Strategies Limited				1,532,225
157,750	Charles Schwab Corporation				2,823,725
26,800	Goldman Sachs Group, Inc.				4,533,756
33,700	Legg Mason, Inc.				3,398,982
132,250	Morgan Stanley				9,642,348
136,400	Waddell & Reed Financial, Inc., Class A				3,375,900

	Total Capital Markets				25,306,936

	Chemicals – 1.5%

63,500	Dow Chemical Company				2,475,230
137,700	E.I. Du Pont de Nemours and Company				5,899,068
46,050	Eastman Chemical Company				2,487,621
72,000	Lubrizol Corporation				3,292,560
26,400	Lyondell Chemical Company				669,768
4,287	NL Industries Inc.				42,613
152,650	RPM International, Inc.				2,898,824

	Total Chemicals				17,765,684

	Commercial Banks – 5.9%

137,550	Allied Capital Corporation				4,155,386
485,130	Bank of America Corporation				25,988,412
113,756	Commerce Bancorp, Inc.				4,175,983
30,000	F.N.B. Corporation PA				499,800
22,954	HSBC Holdings PLC, Sponsored ADR				2,100,980
91,300	Lloyds TSB Group PLC, Sponsored ADR				3,697,650
64,900	North Fork Bancorporation Inc.				1,858,736
283,700	U.S. Bancorp.				9,424,514
135,250	Wachovia Corporation				7,546,950
320,230	Wells Fargo & Company				11,585,921

	Total Commercial Banks				71,034,332

	Commercial Services & Supplies – 2.1%

98,100	Automatic Data Processing, Inc.				4,644,054
19,200	CheckFree Corp., (1)				793,344
28,300	Corporate Executive Board Company				2,544,453
88,440	Deluxe Corporation				1,512,324
48,400	Fair Isaac Corporation				1,769,988
17,300	Getty Images Inc., (1)				859,464
24,200	ITT Educational Services, Inc., (1)				1,604,460
57,150	Manpower Inc.				3,501,581
49,600	R.R. Donnelley & Sons Company				1,634,816
267,200	ServiceMaster Company				2,995,312
16,055	Sirva Inc., (1)				42,706
57,400	Synagro Technologies, Inc.				242,228
95,550	Waste Management, Inc.				3,504,774

	Total Commercial Services & Supplies				25,649,504

	Communications Equipment – 5.1%

68,500	ADTRAN, Inc.				1,633,040
939,000	Cisco Systems, Inc., (1)				21,597,000
184,500	Corning Incorporated, (1)				4,503,645
57,000	Harris Corporation				2,535,930
580	Juniper Networks Inc., (1)				10,022
244,800	Motorola, Inc.				6,120,000
576,050	QUALCOMM Inc.				20,939,418
45,342	Research In Motion Limited, (1)				4,654,810

	Total Communications Equipment				61,993,865

	Computers & Peripherals – 4.6%

336,800	Apple Computer, Inc., (1)				25,943,704
74,803	Dell Inc., (1)				1,708,501
222,900	EMC Corporation, (1)				2,670,342
318,400	Hewlett-Packard Company				11,682,096
110,900	International Business Machines Corporation (IBM)				9,087,146
57,350	McAfee Inc., (1)				1,402,781
49,100	Network Appliance Inc., (1)				1,817,191
29,300	SanDisk Corporation, (1)				1,568,722

	Total Computers & Peripherals				55,880,483

	Consumer Finance – 0.1%

31,000	American Express Company				1,738,480

	Containers & Packaging – 0.8%

206,200	Packaging Corp. of America				4,783,840
127,450	Sonoco Products Company				4,287,418

	Total Containers & Packaging				9,071,258

	Diversified Consumer Services – 0.0%

29,070	Alderwoods Group Inc., (1)				576,458

	Diversified Financial Services – 4.7%

56,200	A. G. Edwards, Inc.				2,994,336
11,000	Chicago Merchantile Exchange				5,260,750
549,300	Citigroup Inc.				27,283,729
33,900	Eaton Vance Corporation				978,354
126,150	ING Groep N.V., Sponosred ADR				5,548,077
308,177	JPMorgan Chase & Co.				14,471,992

	Total Diversified Financial Services				56,537,238

	Diversified Telecommunication Services – 3.1%

439,300	AT&T Inc.				14,303,608
231,248	BellSouth Corporation				9,885,852
10,200	Broadwing Communications Inc., (1)				128,724
262,750	Citizens Communications Company				3,689,010
110,023	Sprint Nextel Corporation				1,886,894
219,641	Verizon Communications Inc.				8,155,270

	Total Diversified Telecommunication Services				38,049,358

	Electric Utilities – 1.2%

38,400	Ameren Corporation				2,027,136
98,700	Duquesne Light Holdings Inc.				1,940,442
129,350	Great Plains Energy Incorporated				4,012,437
92,500	OGE Energy Corp.				3,340,175
118,050	Pepco Holdings, Inc.				2,853,269

	Total Electric Utilities				14,173,459

	Electrical Equipment – 1.1%

26,500	Cooper Industries, Ltd., Class A				2,258,330
80,800	Emerson Electric Co.				6,775,888
47,150	Hubbell Incorporated, Class B				2,258,485
39,000	Rockwell Automation, Inc.				2,265,900

	Total Electrical Equipment				13,558,603

	Electronic Equipment & Instruments – 0.3%

123,100	Gentex Corporation				1,749,251
51,200	Roper Industries Inc.				2,290,688

	Total Electronic Equipment & Instruments				4,039,939

	Energy Equipment & Services – 1.7%

45,800	Diamond Offshore Drilling, Inc.				3,314,546
51,150	ENSCO International Incorporated				2,241,905
194,500	Halliburton Company				5,533,525
76,950	Patterson-UTI Energy, Inc.				1,828,332
75,000	Schlumberger Limited				4,652,250
77,800	Tidewater Inc.				3,437,982

	Total Energy Equipment & Services				21,008,540

	Food & Staples Retailing – 1.1%

33,114	SUPERVALU Inc.				981,830
63,800	Walgreen Co.				2,832,082
198,300	Wal-Mart Stores, Inc.				9,780,156

	Total Food & Staples Retailing				13,594,068

	Food Products – 0.4%

61,000	Monsanto Company				2,867,610
90,000	Sara Lee Corporation				1,446,300

	Total Food Products				4,313,910

	Gas Utilities – 1.2%

63,900	AGL Resources Inc.				2,332,350
179,450	Atmos Energy Corporation				5,123,298
122,400	Nicor Inc.				5,233,824
78,911	Piedmont Natural Gas Company				1,997,237

	Total Gas Utilities				14,686,709

	Health Care Equipment & Supplies – 0.6%

83,900	Baxter International Inc.				3,814,094
65,280	Boston Scientific Corporation, (1)				965,491
35,700	Hillenbrand Industries				2,034,186
16,800	Lincare Holdings, (1)				581,952

	Total Health Care Equipment & Supplies				7,395,723

	Health Care Providers & Services – 1.7%

49,000	Aetna Inc.				1,937,950
8,700	AmericGroup Corporation, (1)				257,085
54,300	Caremark Rx, Inc.				3,077,181
39,400	Coventry Health Care, Inc., (1)				2,029,888
43,000	Mentor Corporation				2,166,770
53,350	Tenet Helathcare Corporation, (1)				434,269
116,200	UnitedHealth Group Incorporated				5,717,040
68,400	Wellpoint Inc., (1)				5,270,220

	Total Health Care Providers & Services				20,890,403

	Hotels, Restaurants & Leisure – 1.3%

19,746	Aztar Corporation, (1)				1,046,735
68,500	International Game Technology				2,842,750
218,400	McDonald’s Corporation				8,543,808
1,310	OSI Restaurant Partners Inc.				41,540
31,500	Starwood Hotels & Resorts Worldwide, Inc.				1,801,485
15,200	Wynn Resorts Ltd, (1)				1,033,752

	Total Hotels, Restaurants & Leisure				15,310,070

	Household Durables – 1.0%

184,850	Newell Rubbermaid Inc.				5,234,952
44,700	Stanley Works				2,228,295
52,780	Whirlpool Corporation				4,439,326

	Total Household Durables				11,902,573

	Household Products – 1.5%

61,100	Colgate-Palmolive Company				3,794,310
232,575	Procter & Gamble Company				14,414,999

	Total Household Products				18,209,309

	Industrial Conglomerates – 3.5%

83,500	3M Co.				6,214,070
908,350	General Electric Company				32,064,753
57,800	Genuine Parts Company				2,492,914
45,750	Tyco International Ltd.				1,280,543

	Total Industrial Conglomerates				42,052,280

	Insurance – 2.2%

43,400	Allstate Corporation				2,722,482
150,500	American International Group, Inc.				9,972,130
118,050	Arthur J. Gallagher & Co.				3,148,394
51,050	Fidelity National Financial, Inc.				2,126,233
105,900	Marsh & McLennan Companies, Inc.				2,981,085
35,150	Mercury General Corporation				1,743,792
81,750	Unitrin, Inc.				3,610,898

	Total Insurance				26,305,014

	Internet & Catalog Retail – 0.3%

80,250	Amazon.com, Inc., (1)				2,577,630
45,850	IAC/InterActiveCorp., (1)				1,318,646

	Total Internet & Catalog Retail				3,896,276

	Internet Software & Services – 3.1%

307,900	eBay Inc., (1)				8,732,044
45,100	Google Inc., Class A, (1)				18,125,690
265,070	United Online, Inc.				3,228,553
275,800	Yahoo! Inc., (1)				6,972,224

	Total Internet Software & Services				37,058,511

	IT Services – 0.4%

87,200	Electronic Data Systems Corporation				2,138,144
55,700	First Data Corporation				2,339,400

	Total IT Services				4,477,544

	Leisure Equipment & Products – 0.3%

85,100	Mattel, Inc.				1,676,470
34,500	Polaris Industries Inc.				1,419,675

	Total Leisure Equipment & Products				3,096,145

	Machinery – 1.4%

49,050	Briggs & Stratton Corporation				1,351,328
105,200	Caterpillar Inc.				6,922,160
52,750	Graco Inc.				2,060,415
23,890	Joy Global Inc.				898,503
76,400	SPX Corporation				4,082,816
67,000	Timken Company				1,995,260

	Total Machinery				17,310,482

	Media – 2.3%

20,550	Catalina Marketing Corporation				565,125
8,970	CBS Corporation, Class B				252,685
71,700	Clear Channel Communications, Inc.				2,068,545
8,687	Live Nation Inc., (1)				177,389
21,726	Napster Inc., (1)				92,770
144,450	News Corporation, Class A				2,838,443
29,400	Omnicom Group Inc.				2,751,840
234,500	Regal Entertainment Group, Class A				4,647,790
798,020	Sirius Satellite Radio Inc., (1)				3,120,258
19,800	Time Warner Inc.				360,954
46,400	Viamcom Inc., Class B, (1)				1,725,152
144,300	Walt Disney Company				4,460,313
192,470	Westwood One, Inc.				1,362,688
218,640	XM Satellite Radio Holdings Inc., Class A, (1)				2,818,270

	Total Media				27,242,222

	Metals & Mining – 0.6%

52,210	Alcoa Inc.				1,463,968
140,000	Companhia Siderurgica Nacional S.A., Sponsored ADR				3,980,200
25,000	Southern Copper Corporation				2,312,500

	Total Metals & Mining				7,756,668

	Multiline Retail – 1.1%

66,792	Federated Department Stores, Inc.				2,886,082
93,000	Nordstrom, Inc.				3,933,900
24,977	Sears Holding Corporation, (1)				3,948,614
44,400	Target Corporation				2,453,100

	Total Multiline Retail				13,221,696

	Multi-Utilities – 1.2%

181,250	Duke Energy Corporation				5,473,750
88,300	National Fuel Gas Company				3,209,705
95,800	ONEOK, Inc.				3,620,282
42,100	Public Service Enterprise Group Incorporated				2,576,099

	Total Multi-Utilities				14,879,836

	Oil, Gas & Consumable Fuels – 4.6%

184,250	ChevronTexaco Corporation				11,950,455
75,900	ConocoPhillips				4,518,327
539,550	Exxon Mobil Corporation				36,203,803
44,960	Norsk Hydro ASA				1,012,050
4,780	Occidental Petroleum Corporation				229,966
28,385	Royal Dutch Shell PLC, Class A, ADR				1,876,248
640	YPF Sociedad Anonima				27,974

	Total Oil, Gas & Consumable Fuels				55,818,823

	Paper & Forest Products – 0.1%

37,000	Bowater Incorporated				761,090

	Pharmaceuticals – 7.1%

153,600	Abbott Laboratories				7,458,816
17,000	Amylin Pharmaceuticals Inc., (1)				749,190
406,450	Bristol-Myers Squibb Company				10,128,734
108,800	Celgene Corporation, (1)				4,711,040
117,050	Eli Lilly and Company				6,671,850
49,700	GlaxoSmithKline PLC, ADR				2,645,531
111,950	Johnson & Johnson				7,270,033
381,350	Merck & Co. Inc.				15,978,565
698,250	Pfizer Inc.				19,802,370
124,850	Schering-Plough Corporation				2,757,937
140,450	Wyeth				7,140,478

	Total Pharmaceuticals				85,314,544

	Real Estate – 1.9%

125,350	American Financial Realty Trust				1,398,906
22,000	American Home Mortgage Investment Corp.				767,140
277,600	Crescent Real Estate Equities Company				6,054,456
56,800	First Industrial Realty Trust, Inc.				2,499,200
59,500	Health Care REIT, Inc.				2,380,595
86,200	Hospitality Properties Trust				4,068,640
18,978	Host Marriott Corporation				435,166
246,550	HRPT Properties Trust				2,946,273
112,500	Nationwide Health Properties, Inc.				3,008,250

	Total Real Estate				23,558,626

	Semiconductors & Equipment – 5.1%

84,500	Advanced Micro Devices, Inc., (1)				2,099,825
87,500	Altera Corporation, (1)				1,608,250
110,300	Analog Devices, Inc.				3,241,717
303,800	Applied Materials, Inc.				5,386,374
136,700	Broadcom Corporation, Class A, (1)				4,147,478
58,000	Freescale Semiconductor, Inc., (1)				2,206,900
1,024,250	Intel Corporation				21,068,823
13,000	International Rectifier Corporation, (1)				452,920
4,800	KLA-Tencor Corporation				213,456
73,850	Linear Technology Corporation				2,298,212
118,300	Marvell Technology Group Ltd., (1)				2,291,471
124,750	Maxim Integrated Products, Inc.				3,501,733
123,350	National Semiconductor Corporation				2,902,426
215,750	Texas Instruments Incorporated				7,173,688
131,950	Xilinx, Inc.				2,896,303

	Total Semiconductors & Equipment				61,489,576

	Software – 7.0%

84,154	Activision Inc., (1)				1,270,725
191,964	Adobe Systems Incorporated, (1)				7,189,052
53,500	Akamai Technologies, Inc., (1)				2,674,465
71,800	Autodesk, Inc., (1)				2,497,204
103,300	CA Inc.				2,447,177
1,669,950	Microsoft Corporation				45,639,730
34,740	NAVTEQ Corporation, (1)				907,061
830,192	Oracle Corporation, (1)				14,727,606
19,117	Red Hat, Inc., (1)				402,986
41,500	SAP AG, Sponsored ADR				2,054,250
117,021	Symantec Corporation, (1)				2,490,207
93,850	VeriSign, Inc., (1)				1,895,770

	Total Software				84,196,233

	Specialty Retail – 2.9%

20,800	Abercrombie & Fitch Co., Class A				1,445,184
37,700	American Eagle Outfitters, Inc.				1,652,391
88,950	Best Buy Co., Inc.				4,764,162
13,700	Cabela’s Incorporated, (1)				297,701
34,900	CarMax, Inc., (1)				1,455,679
48,900	Chico’s FAS, Inc., (1)				1,052,817
81,900	Claire’s Stores, Inc.				2,388,204
64,850	Gap, Inc.				1,228,908
198,859	Home Depot, Inc.				7,212,616
126,450	Limited Brands, Inc.				3,349,661
109,500	Lowe’s Companies, Inc.				3,072,570
66,200	Michaels Stores, Inc.				2,882,348
440,860	Pier 1 Imports, Inc.				3,271,181
106,640	Tuesday Morning Corporation				1,480,163

	Total Specialty Retail				35,553,585

	Thrifts & Mortgage Finance – 0.4%

261,200	New York Community Bancorp, Inc.				4,278,456

	Tobacco – 1.8%

221,400	Altria Group, Inc.				16,948,170
42,914	Loews Corp – Carolina Group				2,377,007
45,400	Reynolds American Inc.				2,813,438

	Total Tobacco				22,138,615

	Transportation Infrastructure – 0.0%

2,000	Stolt-Nielsen S.A., Sponsored ADR				51,800

	Wireless Telecommunication Services – 0.2%

84,500	China Mobile Hong Kong Limited, Sponsored ADR				2,987,075

	Total Common Stocks (cost $1,031,503,347)				1,179,864,353

		Notional	Expiration	Strike
Contracts	Type	Amount (2)	Date	Price	Value

	Put Options – 0.2%

490	Nasdaq 100 Index	$67,375,000	11/18/06	$1375	$77,175
454	Nasdaq 100 Index	60,155,000	12/16/06	1325	112,365
417	Nasdaq 100 Index	57,337,500	12/16/06	1375	160,545
412	Nasdaq 100 Index	57,680,000	12/16/06	1400	199,820
1,056	S&P 500 Index	124,080,000	10/21/06	1175	21,120
928	S&P 500 Index	111,360,000	10/21/06	1200	27,840
1,000	S&P 500 Index	120,000,000	11/18/06	1200	185,000
733	S&P 500 Index	89,792,500	11/18/06	1225	199,743
903	S&P 500 Index	103,845,000	12/16/06	1150	203,174
997	S&P 500 Index	117,147,500	12/16/06	1175	301,593
887	S&P 500 Index	106,440,000	12/16/06	1200	363,670

8,277	Total Put Options (cost $6,320,223)	1,015,212,500			1,852,045

Principal
Amount (000)	Description	Coupon	Maturity		Value

	Short-Term Investments – 7.1%

$85,456	Repurchase Agreement with State Street Bank, dated 9/29/06, repurchase price $85,490,484, collateralized by $88,790,000 U.S. Treasury Notes, 3.625%, due 7/15/09, value $87,165,587	4.800%	10/02/06		$85,456,301

	Total Short-Term Investments (cost $85,456,301)				85,456,301

	Total Investments (cost $1,123,279,871) – 104.9%				1,267,172,699

		Notional	Expiration	Strike
Contracts	Type	Amount (2)	Date	Price	Value

	Call Options – (4.9)% (3)

(3,273)	Mini-NDX 100 Index	$(50,731,500)	10/21/06	$155.0	$(3,649,395)
(760)	Mini-NDX 100 Index	(11,970,000)	10/21/06	157.5	(668,800)
(3,445)	Mini-NDX 100 Index	(54,258,750)	11/18/06	157.5	(3,582,800)
(1,820)	Mini-NDX 100 Index	(29,120,000)	12/16/06	160.0	(1,783,600)
(82)	Nasdaq 100 Index	(12,710,000)	10/21/06	1550	(913,890)
(336)	Nasdaq 100 Index	(52,920,000)	10/21/06	1575	(2,970,240)
(34)	Nasdaq 100 Index	(5,355,000)	11/18/06	1575	(353,430)
(391)	Nasdaq 100 Index	(62,560,000)	11/18/06	1600	(3,290,265)
(760)	S&P 500 Index	(95,000,000)	10/21/06	1250	(6,805,800)
(1,730)	S&P 500 Index	(220,575,000)	10/21/06	1275	(11,322,850)
(810)	S&P 500 Index	(105,300,000)	10/21/06	1300	(3,438,450)
(1,651)	S&P 500 Index	(210,502,500)	11/18/06	1275	(12,002,770)
(748)	S&P 500 Index	(97,240,000)	11/18/06	1300	(3,848,460)
(805)	S&P 500 Index	(104,650,000)	12/16/06	1300	(4,858,175)

(16,645)	Total Call Options (premiums received $39,870,697)	(1,112,892,750)			(59,488,925)

	Other Assets Less Liabilities – 0.0%				684,225

	Net Assets – 100%				$1,208,367,999

	(1) Non-income producing.

	(2) For disclosure purposes, Notional Amount is calculated by multiplying the number of Contracts by the Strike Price by 100.

	(3) The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options.

	ADR American Depositary Receipt.

	Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of income on REIT investments and timing differences in recognizing certain gains and losses on investment transactions.

	At September 30, 2006, the cost of investments was $1,123,279,871.

	Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2006, were as follows:

	Gross unrealized:
	Appreciation				$175,368,335
	Depreciation				(31,475,507)

	Net unrealized appreciation (depreciation) of investments				$143,892,828

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)  Nuveen Equity Premium Opportunity Fund

By (Signature and Title)*	/s/ Jessica R. Droeger
Jessica R. Droeger
Vice President and Secretary

Date November 28, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 28, 2006

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 28, 2006

*	Print the name and title of each signing officer under his or her signature.